Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
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Disclosure of Trade Receivables	10.1 Trade receivables

	As of December 31,	As of December 31,
	2020	2021

	$ in thousands
Trade receivables	5,787	20,390
Valuation allowance	(616)	(29)

Total net value of trade receivables	5,171	20,361

Disclosure of Subsidies Receivables	10.2 Subsidies receivables

	As of December 31,	As of December 31,
	2020	2021

	$ in thousands
Research tax credit	10,703	9,268

Total subsidies receivables	10,703	9,268

Disclosure of Other Current Assets
10.3 Other current assets

	As of December 31,	As of December 31,
	2020	2021

	$ in thousands
VAT receivables	3,093	1,398
Prepaid expenses and other prepayments	14,113	8,171
Tax and social receivables	227	46
Deferred expenses and other current assets	12,210	50

Total other current assets	29,643	9,665